EMPLOYEE BENEFIT PLANS (Details 4) (USD $)	4 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Aug. 30, 2012	Dec. 31, 2014	Mar. 29, 2012
Defined Contribution Plan
Qualification age of employees for participation in the 401(k) savings plan			21 years
Employer match of employee contributions of first 3% of eligible compensation (as a percent)			100.00%
Percentage of eligible compensation, matched 100% by employer			3.00%
Employer's match of employee's contributions of the next 5% of eligible compensation (as a percent)			50.00%
Percentage of eligible compensation, matched 50% by employer			5.00%
Expenses under the 401(k) saving plan	$ 2,817,000	$ 1,182,000	$ 2,696,000
Predecessor
Defined Contribution Plan
Expenses under the 401(k) saving plan				$ 1,108,000